Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity Short-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Treasury Bond Index Fund
Class Name	Fidelity® Short-Term Treasury Bond Index Fund
Trading Symbol	FUMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Short-Term Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Treasury Bond Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 3,618,655,497
Holdings Count | shares	112
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$3,618,655,497
Number of Holdings	112
Portfolio Turnover	42%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 6.8 1 - 1.99% 11.6 2 - 2.99% 4.9 3 - 3.99% 45.3 4 - 4.99% 30.6 U.S. Treasury Obligations 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 99.2 99.2
Fidelity Series Long-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Long-Term Treasury Bond Index Fund
Class Name	Fidelity® Series Long-Term Treasury Bond Index Fund
Trading Symbol	FTLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Long-Term Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Long-Term Treasury Bond Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 20,577,410,467
Holdings Count | shares	95
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$20,577,410,467
Number of Holdings	95
Portfolio Turnover	15%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 6.1 2 - 2.99% 28.3 3 - 3.99% 20.2 4 - 4.99% 41.3 5 - 5.99% 3.3 U.S. Treasury Obligations 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 98.3 US Treasury Notes 0.9 99.2
Fidelity SAI U.S. Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Treasury Bond Index Fund
Class Name	Fidelity® SAI U.S. Treasury Bond Index Fund
Trading Symbol	FUTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI U.S. Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Treasury Bond Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 8,427,896,061
Holdings Count | shares	228
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$8,427,896,061
Number of Holdings	228
Portfolio Turnover	32%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 6.2 1 - 1.99% 17.0 2 - 2.99% 15.3 3 - 3.99% 23.4 4 - 4.99% 32.2 5 - 5.99% 1.5 6 - 6.99% 3.4 U.S. Treasury Obligations 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 75.1 US Treasury Bonds 23.9 99.0
Fidelity SAI Long-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Long-Term Treasury Bond Index Fund
Class Name	Fidelity® SAI Long-Term Treasury Bond Index Fund
Trading Symbol	FBLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Long-Term Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Long-Term Treasury Bond Index Fund	$ 1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Net Assets	$ 12,850,439,242
Holdings Count | shares	45
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$12,850,439,242
Number of Holdings	45
Portfolio Turnover	34%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 11.5 2 - 2.99% 17.7 3 - 3.99% 19.6 4 - 4.99% 46.1 5 - 5.99% 4.3 U.S. Treasury Obligations 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 99.2 99.2
Fidelity Long-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Long-Term Treasury Bond Index Fund
Class Name	Fidelity® Long-Term Treasury Bond Index Fund
Trading Symbol	FNBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Long-Term Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Long-Term Treasury Bond Index Fund	$ 1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Net Assets	$ 4,942,865,700
Holdings Count | shares	98
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$4,942,865,700
Number of Holdings	98
Portfolio Turnover	20%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 11.6 2 - 2.99% 18.3 3 - 3.99% 24.0 4 - 4.99% 40.0 5 - 5.99% 5.3 U.S. Treasury Obligations 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 97.8 US Treasury Notes 1.4 99.2
Fidelity Intermediate Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Treasury Bond Index Fund
Class Name	Fidelity® Intermediate Treasury Bond Index Fund
Trading Symbol	FUAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Treasury Bond Index Fund	$ 1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Net Assets	$ 8,447,950,210
Holdings Count | shares	44
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$8,447,950,210
Number of Holdings	44
Portfolio Turnover	38%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 7.3 2 - 2.99% 5.6 3 - 3.99% 20.5 4 - 4.99% 65.9 U.S. Treasury Obligations 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 99.3 US Treasury Bonds 0.0 99.3
Fidelity SAI Intermediate Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Intermediate Treasury Bond Index Fund
Class Name	Fidelity® SAI Intermediate Treasury Bond Index Fund
Trading Symbol	FSIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Intermediate Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Intermediate Treasury Bond Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 1,485,617,207
Holdings Count | shares	27
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,485,617,207
Number of Holdings	27
Portfolio Turnover	64%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 11.7 2 - 2.99% 8.7 3 - 3.99% 21.5 4 - 4.99% 57.0 U.S. Treasury Obligations 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 98.9 98.9
Fidelity SAI Short-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Short-Term Treasury Bond Index Fund
Class Name	Fidelity® SAI Short-Term Treasury Bond Index Fund
Trading Symbol	FSSWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Short-Term Treasury Bond Index Fund for the period March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Treasury Bond Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 673,741,788
Holdings Count | shares	133
Investment Company Portfolio Turnover	174.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$673,741,788
Number of Holdings	133
Portfolio Turnover	174%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 7.6 1 - 1.99% 12.4 2 - 2.99% 7.7 3 - 3.99% 39.6 4 - 4.99% 31.7 5 - 5.99% 0.0 6 - 6.99% 0.1 U.S. Treasury Obligations 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 99.0 US Treasury Bonds 0.1 99.1